Schedule of significant revenue and expense categories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Revenue	$ 2,826,381	$ 5,497,418
Media costs	(1,433,488)	(2,973,455)
Data costs	(475,048)	(687,358)
Infrastructure costs	(622,840)	(676,410)
Salary and benefits costs	(2,282,661)	(2,256,910)
Amortization of capitalized software development costs	(382,931)	(401,555)
Other cost of revenue	(5,167)	(33,757)
Other platform operations expenses	(269,416)	(264,160)
Other sales and marketing expenses	(179,701)	(273,637)
Other technology and development expenses	(203,054)	(201,199)
Other general and administrative expenses	(600,020)	(537,891)
Other segment expenses (income)	(915,365)	(110,832)
Provision for income taxes	(74,763)	(16,248)
NET LOSS	$ (4,618,073)	$ (2,935,994)